Leases - Schedule of Maturities of Undiscounted Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Undiscounted Operating Lease Liabilities [Abstract]
2026	$ 295
2027	266
2028	188
Total undiscounted lease liability	749
Less: Imputed interest	(108)
Present value of lease liabilities	$ 641	$ 534